Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2012 Interest rate swaps [Member] Contract	Sep. 30, 2010 Interest rate caps [Member] Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of interest rate swap agreements				2	2
Notional amount of interest rate swap agreements				$ 150,000	$ 75,000
Variable rate interest expense				150,000
Interest rate in addition to LIBOR				2.00%
Fixed interest rate				2.68%
Interest rate in addition					3.00%
Premium paid					98
Fair Value Measurements (Textual) [Abstract]
InfrastruX shareholders are eligible to receive earnout payments			125,000
Derivative financial instruments to hedge currency risk	0	0
Term loan, maturity date	Jun. 30, 2014
LIBOR Interest rate period	3 months
Recognized interest expense for next twelve months	$ 983